OTHER OPERATING STATEMENT DATA (SCHEDULE OF CHANGES IN PRESENT VALUE OF FUTURE INSURANCE PROFITS) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Present Value of Future Insurance Profits [Roll Forward]
Balance, beginning of year	$ 679.3	$ 626.0	$ 697.7
Amortization	(76.2)	(92.0)	(93.5)
Effect of reinsurance transaction	5.0	0	0
Amounts related to CLIC prior to being sold	(15.5)	0	0
Amounts related to fair value adjustment of fixed maturities, available for sale	(103.2)	145.3	21.8
Balance, end of year	$ 489.4	$ 679.3	$ 626.0